11. Employee and Director Benefit Programs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee And Director Benefit Programs Details
Benefit obligation at beginning of period	$ 3,812	$ 3,581
Service cost	334	348	$ 336
Interest cost	65	67	65
Benefits paid	(218)	(184)
Reversal of excess accrual	0	0
Benefit obligation at end of period	$ 3,993	$ 3,812	$ 3,581